SHORT-TERM BANK LOANS AND CURRENT MATURITIES	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
SHORT-TERM BANK LOANS AND CURRENT MATURITIES
NOTE 8:-	SHORT-TERM BANK LOANS AND CURRENT MATURITIES

		Weighted interest rate as of December 31, 2013	December 31,
Short term loans	Loan currency	%	2013	2012

	NIS	5.88	$1,226	$929
	USD	4.8	4,200	4,937
	Euro	-	-	93

			5,426	5,959
Current maturities	NIS	3.88	498	424

			$5,924	$6,383

All of the Company's short term loans were extended by Bank Leumi. The repayment of the Company's bank loans to Bank Leumi is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries. The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank. There were no Bank Leumi covenants related to short term loans applicable for the fiscal years 2013 and 2012.